Net borrowings - Net borrowings by currency (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	£ 932	£ 874	£ 1,191
Gross borrowings	(12,209)	(9,965)
US dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	88	95
Gross borrowings	525	297
Euro
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	70	91
Gross borrowings	(2,910)	(2,505)
Sterling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	40	38
Gross borrowings	(9,308)	(7,383)
Indian rupee
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	23	25
Gross borrowings	(247)	(313)
Kenyan shilling
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	79	16
Gross borrowings	(223)	(107)
Turkish lira
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	129	105
Gross borrowings	(84)	(9)
Mexican peso
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	16	13
Gross borrowings	(78)	(58)
Australian dollar
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	0	0
Gross borrowings	(49)	130
Chinese yuan
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	249	293
Gross borrowings	9	(160)
Other
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	238	198
Gross borrowings	£ 156	£ 143